CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 57,802	¥ 377,160	¥ 102,755
Restricted cash	21,030	137,220	382,695
Short-term financing receivables, net	10,848	70,783	430,387
Short-term financial guarantee assets, net	2,846	18,569	91,374
Accounts receivable, net	7,813	50,979	74,251
Prepayments and other current assets, net	10,141	66,160	78,330
Amounts due from related parties, net	5	30	64
Total current assets	110,485	720,901	1,159,856
Non-current assets:
Non-current restricted cash	1,221	7,964	95,454
Amounts due from related parties , net		7,369	10,000
Long-term financing receivables, net	434	2,835	19,100
Long-term financial guarantee assets, net	107	698	3,647
Long-term investments	18,571	121,179	108,603
Deferred tax assets	161	1,053	64,675
Property, equipment and software, net	16,430	107,208	14,317
Intangible assets, net	2,554	16,666	49,790
Goodwill			35,157
Total non-current assets	39,478	257,603	400,743
TOTAL ASSETS	149,963	978,504	1,560,599
Current liabilities:
Short-term borrowings (including amounts of the consolidated VIEs of RMB320,000 and RMB130,000, respectively)	19,923	130,000	320,000
Short-term funding debts (including amounts of the consolidated VIEs of RMB300,212 and RMB2,841, respectively)	435	2,841	300,212
Accounts payable (including amounts of the consolidated VIEs of RMB56,296 and RMB8,976, respectively)	1,588	10,360	57,719
Amounts due to related parties (including amounts of the consolidated VIEs of RMB6,749 and RMB271,419, respectively)	41,597	271,419	10,191
Tax payable (including amounts of consolidated VIEs of RMB49,666 and RMB23,334, respectively)	4,133	26,971	52,535
Debt instrument (including amounts of consolidated VIEs of RMB81,053 and RMB nil, respectively)			81,053
Financial guarantee liabilities (including amounts of consolidated VIEs of RMB101,933 and RMB20,260, respectively)	3,105	20,260	101,933
Accrued expenses and other liabilities (including amounts of consolidated VIEs of RMB118,128 and RMB19,567, respectively)	9,158	59,754	157,945
Total current liabilities	79,939	521,605	1,081,588
Non-current liabilities:
Long-term funding debts (including amounts of consolidated VIEs of RMB21,498 and nil, respectively)			21,498
Convertible loan (including amounts of consolidated VIEs of nil and nil, respectively)	61,303	400,000
Long-term borrowings (including amounts of consolidated VIEs of RMB80,000 and nil, respectively)			80,000
Other non-current liabilities (including amounts of consolidated VIEs of nil and nil, respectively)	1,356	8,849	18,793
Total non-current liabilities	62,659	408,849	120,291
TOTAL LIABILITIES	142,598	930,454	1,201,879
Commitments and contingencies (Note 26)
EQUITY
Additional paid-in capital	304,336	1,985,792	1,977,365
Statutory reserves	4,715	30,763	29,659
Accumulated other comprehensive income	3,052	19,913	42,890
Accumulated deficit	(330,372)	(2,155,679)	(1,860,640)
Total shareholders' equity (deficit)	(18,227)	(118,937)	189,528
Non-controlling interests	25,592	166,987	169,192
TOTAL EQUITY	7,365	48,050	358,720
TOTAL LIABILITIES AND EQUITY	149,963	978,504	1,560,599
Class A Ordinary Shares
EQUITY
Ordinary shares	36	232	212
Class B Ordinary Shares
EQUITY
Ordinary shares	$ 6	¥ 42	¥ 42